Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is comprised of the following:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Accounts receivable	33,758,410	36,837,847	4,742,440
Allowance for expected credit losses	(1,414,818)	(2,668,186)	(343,497)
Total	32,343,592	34,169,661	4,398,943

Schedule of Allowance for Expected Credit Losses

Allowance for expected credit losses, net consists of the following:

	2023	2024	2024
	HKD	HKD	US$
Beginning balance, January 1	31,502	1,414,818	182,141
Addition	1,383,316	1,253,368	161,356
Ending balance, December 31	1,414,818	2,668,186	343,497